Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Payment to acquire land from WRECO	$ 457,900,000
Accounts payable	68,860,000	59,676,000
Debt payable		834,589,000
Weyerhaeuser [Member]
Related Party Transaction [Line Items]
Payment to acquire land from WRECO	21,200,000
Payment to acquire mineral rights from WRECO	4,800,000
Accounts payable		18,900,000
Accrued liabilities	15,700,000	16,600,000
Debt payable		$ 834,600,000